Provisions	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions
Provisions

	Post- employment benefits	Others	Total	Current	Non current
	(in thousands)
At January 1, 2015	$893	$883	$1,776	$548	$1,228
Arising (released) during the year	(165)	670	505	—	—
Released (used) during the year	—	(467)	(467)	—	—
Released (unused) during the year	—	(101)	(101)	—	—
At December 31, 2015	728	985	1,713	317	1,396
Arising (released) during the year	(29)	75	46	—	—
Released (used) during the year	(11)	(269)	(280)	—	—
Released (unused) during the year	—	(127)	(127)	—	—
At December 31, 2016	688	664	1,352	46	1,306
Arising (released) during the year	216	443	659	—	—
Released (used) during the year	—	(50)	(50)	—	—
Released (unused) during the year	—	(397)	(397)	—	—
At December 31, 2017	$904	$660	$1,564	$32	$1,532

The provision for post-employment benefits is for the lump sum retirement indemnity required to be paid to French employees. The comprehensive income for 2017 includes $46,000 of actuarial loss (actuarial gain of $120,000 in 2016 and actuarial gain of $215,000 in 2015). One employee has retired during the year ended December 31, 2016. No employee retired in 2015 or 2017.
The main assumptions used in the calculation are the following:

	2015	2016	2017
Discount rate	2.03%	1.31%	1.30%
Salary increase	3%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	60-62 years
Turnover: depending on the seniority	3.32%, nil as from 64 year old	4.35%, nil as from 64 year old	4.35%, nil as from 64 year old

In May 2015, the Company was notified by the United Kingdom tax authorities of inquiries regarding the calculation method used in 2014 UK research tax credit. Based on the assessment of the potential exposure in this dispute, in the year ended December 31, 2015, the Company recorded a provision for risk related to the UK tax credit in the amount of £170,000 ($252,000). In May 2016, the review was finalized and the assessment was not significantly different from the amount accrued.
In 2014, the Company canceled a final shipment of components ordered from a supplier and was invoiced a contractual penalty of $507,000. The Company had recorded the full amount as a provision, which was recorded in G&A expense. In the year ended December 31, 2015, the supplier and the Company came to an agreement to reduce this penalty to $402,000 and the amount was paid during 2015.
At December 31, 2015, 2016 and 2017, “Other provisions” include primarily estimated royalty payments assessed on sales of modules to holders of patents which may be deemed as essential under the requirements of the LTE standard. The royalty provision is based on management’s judgment, taking into consideration the various legal decisions, articles, reports and industry discussions on the subject which were available, and is recorded in the cost of product revenue. The Company’s modules are considered as final products incorporating the full LTE function, and therefore may have royalties assessed on their sale; no royalties are accrued on the sales of chips as the full LTE functionality is not included in the chip. In the year ended December 31, 2017, the Company revised the estimated royalty provision and reduced provisions from 2015 and 2016 by a total of $397,000 (provisions from 2014 and 2015 reduced by $127,000 in the year ended December 31, 2016).